Global Beta ETF Trust
Global Beta Smart Income ETF
Schedule of Investments
February 28, 2021 (Unaudited)

COMMON STOCKS - 100.2%	Number of Shares	Value
Communication Services - 10.0%
Interpublic Group of Companies, Inc.	939	$24,527
Lumen Technologies, Inc.	4,878	59,950
Omnicom Group, Inc.	508	34,915
Verizon Communications, Inc.	1,319	72,941
		192,333
Consumer Discretionary - 3.4%
H&R Block, Inc.	463	8,903
Hanesbrands, Inc.	1,155	20,432
Leggett & Platt, Inc.	247	10,688
Newell Brands, Inc.	1,146	26,553
		66,576
Consumer Staples - 8.8%
Nu Skin Enterprises, Inc. - Class A	115	5,886
Philip Morris International, Inc.	830	69,737
Walgreens Boots Alliance, Inc.	1,952	93,559
		169,182
Energy - 14.7%
Antero Midstream Corp.	297	2,620
Equitrans Midstream Corp.	434	3,138
Exxon Mobil Corp.	1,860	101,128
Kinder Morgan, Inc.	1,961	28,827
ONEOK, Inc.	508	22,499
Valero Energy Corp.	1,390	107,002
Williams Companies, Inc.	836	19,094
		284,308
Financials - 17.2%
American Financial Group, Inc.	204	21,767
CIT Group, Inc.	202	9,161
Citizens Financial Group, Inc.	553	24,022
Comerica, Inc.	158	10,760
Eaton Vance Corp.	68	4,969
Federated Hermes, Inc. - Class B	120	3,206
First Horizon National Corp.	496	8,035
F.N.B. Corp.	376	4,448
Franklin Resources, Inc.	552	14,446
Hanover Insurance Group, Inc.	92	10,612
Huntington Bancshares, Inc.	1,046	16,046
Janus Henderson Group PLC ^	168	4,911
KeyCorp	1,181	23,785
Mercury General Corp.	185	10,804
Navient Corp.	1,133	14,026
New York Community Bancorp, Inc.	433	5,287
Old Republic International Corp.	831	16,063
People's United Financial, Inc.	439	7,876
Principal Financial Group, Inc.	755	42,718
Regions Financial Corp.	1,077	22,218
Synovus Financial Corp.	175	7,404
Umpqua Holdings Corp.	240	4,097
United Bankshares, Inc.	88	3,252
Unum Group	1,268	33,577
Valley National Bancorp	392	4,802
Webster Financial Corp.	74	4,093
		332,385
Health Care - 3.7%
Gilead Sciences, Inc.	943	57,900
Patterson Cos, Inc.	416	12,921
		70,821
Industrials - 4.7%
HNI Corp.	136	4,840
MSC Industrial Direct Co., Inc. - Class A	94	8,096
PACCAR, Inc.	540	49,135
Ryder System, Inc.	332	22,500
Werner Enterprises, Inc.	151	6,481
		91,052
Information Technology - 10.7%
Hewlett Packard Enterprise Co.	5,403	78,668
International Business Machines Corp.	636	75,639
NortonLifeLock, Inc.	289	5,638
Seagate Technology PLC	381	27,901
Xerox Holdings Corp.	764	19,467
		207,313
Materials - 10.6%
Amcor PLC ^	2,604	28,488
Chemours Co.	460	10,824
Compass Minerals International, Inc.	57	3,596
Dow, Inc.	1,476	87,541
Greif, Inc. - Class A	129	6,231
International Paper Co.	1,023	50,792
Olin Corp.	561	17,357
		204,829
Real Estate - 2.5%
American Campus Communities, Inc.	51	2,089
Corporate Office Properties Trust	62	1,612
Federal Realty Investment Trust	22	2,226
Healthpeak Properties, Inc.	184	5,353
Highwoods Properties, Inc.	44	1,758
Iron Mountain, Inc.	342	11,898
Kimco Realty Corp.	151	2,768
Medical Properties Trust, Inc.	133	2,871
National Retail Properties, Inc.	42	1,841
Omega Healthcare Investors, Inc.	57	2,117
Physicians Realty Trust	56	952
Realty Income Corp.	67	4,037
Regency Centers Corp.	54	2,958
SL Green Realty Corp.	44	3,039
Spirit Realty Capital, Inc.	27	1,162
STORE Capital Corp.	50	1,672
		48,353
Utilities - 13.9%
ALLETE, Inc.	40	2,485
Dominion Energy, Inc.	485	33,135
DTE Energy Co.	233	27,429
Edison International	503	27,157
FirstEnergy Corp.	842	27,904
MDU Resources Group, Inc.	512	14,387
National Fuel Gas Co.	90	4,089
NextEra Energy, Inc.	593	43,574
NorthWestern Corp.	54	3,158
OGE Energy Corp.	163	4,771
PPL Corp.	662	17,338
Southern Co.	805	45,659
UGI Corp.	435	16,665
		267,751
TOTAL COMMON STOCKS (Cost $1,595,626)		1,934,903
Money Market Fund - 0.0%#
First American Government Obligations Fund - Class X, 0.03% (a)	794	794
TOTAL MONEY MARKET FUND (Cost $794)		794
TOTAL INVESTMENTS - 100.2% (Cost $1,596,420)		1,935,697
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(4,226)
TOTAL NET ASSETS - 100.0%		$1,931,471

^ U.S. Dollar-denominated foreign security.
(a) 7-day net yield.
# Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

Global Beta ETF Trust - Organization and Investment Valuation
1. Organization
Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational exchange traded funds. The Global Beta Smart Income ETF ("GBDV”) is a diversified series of the Trust, and Global Beta Low Beta ETF ("GBLO") and Global Beta Rising Stars ETF ("GBGR") are non-diversified series' of the Trust, (all collectively, the "Funds"), and  pursuant to the 1940 Act. Global Beta Advisors LLC is the investment adviser to the Funds.

GBDV seeks to track the performance (before fees and expenses) of the Global Beta Smart Income Index (the “Target Index”). There can be no guarantee the Fund will achieve its investment objective.

2. Significant Accounting Policies
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services —Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
The net asset value (“NAV”) of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund's shares, securities held by each Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value GBDV's investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$192,333	$-	$-	$192,333
Consumer Discretionary	66,576	-	-	66,576
Consumer Staples	169,182	-	-	169,182
Energy	284,308	-	-	284,308
Financials	332,385	-	-	332,385
Health Care	70,821	-	-	70,821
Industrials	91,052	-	-	91,052
Information Technology	207,313	-	-	207,313
Materials	204,829	-	-	204,829
Real Estate	48,353	-	-	48,353
Utilities	267,751	-	-	267,751
Total Common Stocks	1,934,903	-	-	1,934,903

Short Term Investment
Money Market Fund	794	-	-	794

Total Investments in Securities	$1,935,697	$-	$-	$1,935,697